Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2026 (Unaudited)

Shares		Value*
COMMON STOCKS—89.5%
	Belgium—0.6%
130,000	Azelis Group NV	$1,382,993
926,488	Fagron	25,528,015
		26,911,008
	Canada—3.6%
251,390	Lassonde Industries, Inc., Class A(a)	38,094,334
348,210	National Bank of Canada	54,955,208
1,926,869	Winpak, Ltd.	58,970,679
		152,020,221
	China—1.0%
8,383,895	Haitian International Holdings, Ltd.	20,045,528
4,665,400	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	6,904,792
15,974,780	Uni-President China Holdings, Ltd.	13,750,201
		40,700,521
	Czech Republic—0.0%(b)
2,800	Philip Morris CR a.s.	2,334,889
	Finland—1.3%
2,919,753	Kemira Oyj	54,779,101
	France—11.1%
280,000	Alten SA	16,966,572
481,731	BioMerieux	37,837,422
354,440	Capgemini SE	35,644,141
2,292,291	Rubis SCA	80,457,832
315,965	Safran SA	124,628,761
982,370	Sodexo SA	56,887,224
264,126	Teleperformance SE	13,884,822
1,369,597	TotalEnergies SE	106,525,473
		472,832,247
	Germany—6.8%
2,644,654	DHL Group	160,554,908
1,084,451	Fresenius SE & Co., KGaA	49,556,918
42,354	KSB SE & Co., KGaA	44,258,922
18,683	Rheinmetall AG	21,157,351
572,760	Springer Nature AG & Co., KGaA	12,677,635
		288,205,734
	Hong Kong—2.4%
7,965,154	Hang Lung Group, Ltd.	12,777,480
6,670,900	Prudential plc	88,805,139
		101,582,619
	Italy—2.6%
1,652,419	SOL SpA	109,952,059
	Japan—8.8%
1,218,825	ADEKA Corp.	31,467,095
1,504,794	Fuso Chemical Co., Ltd.	41,664,808
Shares		Value*
	Japan (continued)
481,855	Hosokawa Micron Corp.	$14,542,371
1,958,145	Koito Manufacturing Co., Ltd.	30,717,063
1,427,630	Kuraray Co., Ltd.	14,651,819
1,586,635	Nakanishi, Inc.	29,189,593
902,365	Nifco, Inc.	26,839,147
164,400	Nippon Kanzai Holdings Co., Ltd.	2,681,584
1,357,200	Nippon Sanso Holdings Corp.	50,070,889
104,825	Okamoto Industries, Inc.	3,392,583
5,545	Santec Holdings Corp.	907,193
910,290	Shoei Co., Ltd.	9,930,436
226,685	Shofu, Inc.	2,821,620
2,450,385	Subaru Corp.	36,033,965
2,892,795	Sysmex Corp.	26,173,543
657,770	Taikisha, Ltd.	20,094,312
588,565	Transcosmos, Inc.	13,018,866
164,305	YAMABIKO Corp.	3,816,344
	Miscellaneous Securities(c)	15,264,763
		373,277,994
	Mexico—3.0%
889,229	Coca-Cola FEMSA SAB de CV, Sponsored ADR	94,480,581
9,067,593	Megacable Holdings SAB de CV	32,396,585
		126,877,166
	Netherlands—4.9%
1,170,235	Aalberts NV	52,152,499
1,917,912	Heineken Holding NV	146,365,981
115,251	IMCD NV	10,409,551
		208,928,031
	Philippines—0.1%
22,609,020	Alliance Global Group, Inc.	2,947,241
	Singapore—3.4%
4,698,381	United Overseas Bank, Ltd.	144,425,860
	South Korea—4.9%
132,322	Binggrae Co., Ltd.	5,474,627
276,537	Dentium Co., Ltd.	7,086,116
1,017,582	Hana Financial Group, Inc.	75,269,410
655,110	LG Corp.	41,142,582
326,749	LX Holdings Corp.	1,548,014
367,350	Samsung Electronics Co., Ltd.	79,193,765
		209,714,514
	Sweden—2.9%
290,251	Autoliv, Inc.	33,718,459
2,184,684	Trelleborg AB, Class B	91,106,096
		124,824,555
	Switzerland—12.0%
142,761	Coltene Holding AG, Registered	9,061,381
1,279,479	Nestlé SA, Registered	131,778,485
859,726	Novartis AG, Registered	134,908,718
62,404	Phoenix Mecano AG, Registered(a)	31,718,391
330,276	Roche Holding AG	136,262,137

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Tweedy, Browne International Value Fund

Portfolio of Investments
June 30, 2026 (Unaudited)
Shares		Value*
	Switzerland (continued)
377,500	TX Group AG	$58,310,916
291,502	Vetropack Holding AG, Registered	6,511,952
		508,551,980
	Taiwan—0.0%(b)
	Miscellaneous Security(c)	5,242
	United Kingdom—16.9%
8,368,530	Autotrader Group plc, 144A(d)	55,435,693
1,573,868	BAE Systems plc	38,519,617
509,255	Berkeley Group Holdings plc(e)	23,643,286
6,757,986	Breedon Group plc	26,513,951
765,834	Bunzl plc	26,732,718
12,634,951	CNH Industrial NV	141,890,500
1,492,770	Computacenter plc	84,679,864
4,180,528	CVS Group plc(a)	65,085,146
3,643,259	Diageo plc	73,620,724
2,704,933	Grafton Group plc	32,339,822
5,083,505	Inchcape plc	52,020,002
23,996,321	Johnson Service Group plc(a)	52,487,345
12,591,767	Pets at Home Group plc	29,647,838
16,292,379	Vertu Motors plc(a)	16,001,804
	Miscellaneous Security(c)	510,992
		719,129,302
	United States—3.2%
1,743,125	Ionis Pharmaceuticals, Inc.(e)	138,212,381

TOTAL COMMON STOCKS (Cost $2,114,416,818)		3,806,212,665

PREFERRED STOCKS—1.0%
	Chile—1.0%
10,906,649	Embotelladora Andina SA, Class A (Cost $25,902,356)	42,714,885
	Croatia—0.0%(b)
11,745	Adris Grupa DD (Cost $494,276)	1,396,518

TOTAL PREFERRED STOCKS (Cost $26,396,632)		44,111,403

Shares		Value*

AFFILIATED EXCHANGE TRADED FUND—1.1%
3,669,670	Tweedy Browne International Insider + Value ETF(a) (Cost $42,433,644)	$44,769,974

REGISTERED INVESTMENT COMPANY—5.4%
228,311,390	Dreyfus Treasury Securities Cash Management– Institutional Shares 3.53%(f) (Cost $228,311,390)	228,311,390

Face Value
U.S. TREASURY BILL—1.2%
$50,000,000	3.529%(g) due 07/09/2026 (Cost $49,960,340)	49,959,722
INVESTMENTS IN SECURITIES (Cost $2,461,518,824)	98.2%	4,173,365,154

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.2	51,030,353
OTHER ASSETS AND LIABILITIES (Net)	0.6	25,862,593
NET ASSETS	100.0%	$4,250,258,100

*	See Note 1 in Notes to Portfolio of Investments.
(a)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(b)	Amount represents less than 0.1% of net assets.
(c)
Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of
$15,780,997 represents 0.4% of the net assets of the Fund.

(d)
The resale of such security is exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $55,435,693, or 1.3% of net assets.

(e)	Non-income producing security.
(f)	Rate disclosed is the 7-day yield at June 30, 2026.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund

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Tweedy, Browne International Value Fund

Sector Diversification
June 30, 2026 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Machinery	8.8%
Chemicals	7.6
Beverages	7.4
Banks	6.5
Pharmaceuticals	6.4
Food Products	4.4
Aerospace & Defense	4.3
Air Freight & Logistics	3.8
Health Care Providers & Services	3.3
Biotechnology	3.3
Information Technology Services	3.2
Health Care Equipment & Supplies	2.6
Oil, Gas & Consumable Fuels	2.5
Media	2.4
Automobile Components	2.4
Insurance	2.1
Gas Utilities	1.9
Technology Hardware, Storage & Peripherals	1.9
Trading Companies & Distributors	1.7
Containers & Packaging	1.5
Hotels, Restaurants & Leisure	1.3
Interactive Media & Services	1.3
Commercial Services & Supplies	1.3
Distributors	1.2
Specialty Retail	1.1
Industrial Conglomerates	1.1
Automobiles	0.8
Electrical Equipment	0.7
Professional Services	0.6
Construction Materials	0.6
Household Durables	0.6
Construction & Engineering	0.5
Real Estate Management & Development	0.3
Tobacco	0.1
Electronic Equipment, Instruments & Components	0.0 *
Building Products	0.0 *
Leisure Products	0.0 *
Total Common Stocks	89.5
Affiliated Exchange Traded Fund	1.1
Preferred Stocks	1.0
Registered Investment Company	5.4
U.S. Treasury Bill	1.2
Unrealized Appreciation on Forward Contracts	1.2
Other Assets and Liabilities (Net)	0.6
Net Assets	100.0%

*	Amount represents less than 0.1% of net assets.

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Tweedy, Browne International Value Fund

Portfolio Composition
June 30, 2026 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	16.9%
Switzerland	12.0
France	11.1
Japan	8.8
Germany	6.8
South Korea	4.9
Netherlands	4.9
United States	4.3
Other Countries(a)	21.9
Money Market Funds, Treasury Bills and Other Assets and Liabilities (Net)(b)	8.4
Total	100.0%

(a)	“Other Countries” include Belgium, Canada, Chile, China, Croatia, Czech Republic, Finland, Hong Kong, Italy, Mexico, Philippines, Singapore, Sweden and Taiwan.
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2026 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/26*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
1,363,850	Canadian Dollar	NTC	7/31/26	$992,201	$962,673	$(29,528)
1,363,850	Canadian Dollar	NTC	8/31/26	993,505	963,926	(29,579)
448,325,320	Chilean Peso	NTC	7/31/26	497,358	486,483	(10,875)
448,325,320	Chilean Peso	NTC	8/31/26	497,522	486,572	(10,950)
105,430,939	Chilean Peso	NTC	9/30/26	115,250	114,417	(833)
1,493,333	Czech Koruna	NTC	7/31/26	70,654	70,375	(279)
1,493,333	Czech Koruna	NTC	8/31/26	70,673	70,393	(280)
952,000	Czech Koruna	NTC	9/30/26	44,805	44,889	84
14,445,902	European Union Euro	NTC	7/31/26	16,920,421	16,537,422	(382,999)
1,966,177	European Union Euro	NTC	8/31/26	2,244,595	2,253,714	9,119
1,966,177	European Union Euro	NTC	9/30/26	2,247,448	2,256,561	9,113
20,292,876	Hong Kong Dollar	NTC	7/31/26	2,592,234	2,590,723	(1,511)
20,292,876	Hong Kong Dollar	NTC	8/31/26	2,594,993	2,593,659	(1,334)
1,523,206	Hong Kong Dollar	NTC	9/30/26	194,867	194,842	(25)
10,151,904	Mexican Peso	NTC	7/31/26	577,492	579,452	1,960
10,151,904	Mexican Peso	NTC	8/31/26	575,987	578,023	2,036
10,151,904	Mexican Peso	NTC	9/30/26	574,552	576,608	2,056
9,508,585	Philippine Peso	NTC	7/31/26	154,760	154,856	96
8,892,881	Philippine Peso	NTC	8/28/26	144,394	144,735	341
4,898,621	Philippine Peso	NTC	9/30/26	79,727	79,651	(76)
34,764,666,216	South Korean Won	NTC	7/31/26	22,873,334	22,449,819	(423,515)
34,764,666,216	South Korean Won	NTC	8/31/26	22,888,394	22,466,502	(421,892)
407,394	Swiss Franc	NTC	7/31/26	505,299	506,813	1,514
407,394	Swiss Franc	NTC	8/31/26	507,028	508,482	1,454
407,394	Swiss Franc	NTC	9/30/26	508,721	510,181	1,460
TOTAL				$79,466,214	$78,181,771	$(1,284,443)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
71,948,185	Canadian Dollar	NTC	7/31/26	$(52,747,083)	$(50,784,577)	$1,962,506
71,948,186	Canadian Dollar	NTC	8/31/26	(52,343,356)	(50,850,728)	1,492,628
70,584,336	Canadian Dollar	NTC	9/29/26	(49,915,064)	(49,953,216)	(38,152)
13,249,095,697	Chilean Peso	NTC	7/31/26	(14,884,658)	(14,376,735)	507,923
13,249,095,697	Chilean Peso	NTC	8/31/26	(14,703,731)	(14,379,387)	324,344
12,906,201,316	Chilean Peso	NTC	9/30/26	(14,111,390)	(14,006,176)	105,214
18,573,334	Czech Koruna	NTC	7/31/26	(894,224)	(875,279)	18,945
18,573,333	Czech Koruna	NTC	8/31/26	(887,451)	(875,513)	11,938
18,032,000	Czech Koruna	NTC	9/30/26	(848,283)	(850,254)	(1,971)
353,514,775	European Union Euro	NTC	7/31/26	(415,385,532)	(404,697,705)	10,687,827
341,035,051	European Union Euro	NTC	8/31/26	(396,928,687)	(390,908,699)	6,019,988
341,035,051	European Union Euro	NTC	9/30/26	(389,658,805)	(391,402,518)	(1,743,713)
166,123,846	Great Britain Pound Sterling	NTC	7/31/26	(224,324,539)	(220,482,890)	3,841,649
166,123,847	Great Britain Pound Sterling	NTC	8/28/26	(222,712,192)	(220,483,791)	2,228,401
166,123,846	Great Britain Pound Sterling	NTC	9/30/26	(219,294,690)	(220,490,034)	(1,195,344)
145,347,673	Hong Kong Dollar	NTC	7/31/26	(18,616,416)	(18,556,044)	60,372
145,347,673	Hong Kong Dollar	NTC	8/31/26	(18,607,410)	(18,577,078)	30,332
126,578,003	Hong Kong Dollar	NTC	9/30/26	(16,192,562)	(16,191,313)	1,249
20,746,766,026	Japanese Yen	NTC	7/31/26	(131,091,018)	(127,974,505)	3,116,513
20,746,766,031	Japanese Yen	NTC	8/31/26	(131,264,452)	(128,284,303)	2,980,149
20,746,766,029	Japanese Yen	NTC	9/30/26	(129,368,517)	(128,605,449)	763,068
729,960,617	Mexican Peso	NTC	7/31/26	(41,715,412)	(41,664,776)	50,636
729,960,617	Mexican Peso	NTC	8/31/26	(41,706,943)	(41,562,056)	144,887
729,960,617	Mexican Peso	NTC	9/30/26	(41,320,052)	(41,460,312)	(140,260)
69,799,305	Philippine Peso	NTC	7/31/26	(1,155,295)	(1,136,750)	18,545
69,183,601	Philippine Peso	NTC	8/28/26	(1,117,789)	(1,125,994)	(8,205)
65,189,341	Philippine Peso	NTC	9/30/26	(1,061,466)	(1,059,972)	1,494
61,799,371	Singapore Dollar	NTC	7/31/26	(48,704,614)	(47,885,516)	819,098
61,799,372	Singapore Dollar	NTC	8/31/26	(48,575,442)	(47,985,834)	589,608
61,799,372	Singapore Dollar	NTC	9/30/26	(47,963,537)	(48,089,154)	(125,617)

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Tweedy, Browne International Value Fund

Schedule of Forward Exchange Contracts
June 30, 2026 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/26*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
150,291,704,563	South Korean Won	NTC	7/31/26	$(101,631,557)	$(97,053,181)	$4,578,376
150,291,704,563	South Korean Won	NTC	8/31/26	(99,652,124)	(97,125,309)	2,526,815
115,527,038,343	South Korean Won	NTC	9/30/26	(75,374,962)	(74,719,166)	655,796
308,914,317	Swedish Krona	NTC	7/31/26	(33,547,768)	(31,974,041)	1,573,727
308,914,317	Swedish Krona	NTC	8/31/26	(33,048,488)	(32,027,860)	1,020,628
308,914,317	Swedish Krona	NTC	9/30/26	(31,952,825)	(32,082,997)	(130,172)
132,923,390	Swiss Franc	NTC	7/31/26	(171,244,369)	(165,361,331)	5,883,038
132,923,391	Swiss Franc	NTC	8/31/26	(170,215,297)	(165,906,001)	4,309,296
132,923,391	Swiss Franc	NTC	9/30/26	(165,833,557)	(166,460,317)	(626,760)
TOTAL				$(3,670,601,557)	$(3,618,286,761)	$52,314,796
Unrealized Appreciation on Forward Contracts (Net)						$51,030,353

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
NTC —	Northern Trust Company

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2026 (Unaudited)

Shares		Value*
COMMON STOCKS—91.2%
	Belgium—2.5%
174,634	Azelis Group NV	$1,857,828
79,510	Fagron	2,190,781
		4,048,609
	Canada—5.4%
67,480	E-L Financial Corp., Ltd.	806,193
21,490	Lassonde Industries, Inc., Class A	3,256,483
154,890	Winpak, Ltd.	4,740,316
		8,802,992
	Finland—3.0%
262,373	Kemira Oyj	4,922,525
	France—12.5%
15,005	Alten SA	909,226
26,270	Arkema SA	1,656,402
19,425	BioMerieux	1,525,731
13,775	Capgemini SE	1,385,278
123,575	Rubis SCA	4,337,397
10,891	Safran SA	4,295,830
46,105	Sodexo SA	2,669,855
46,997	TotalEnergies SE	3,655,366
		20,435,085
	Germany—4.0%
85,164	DHL Group	5,170,241
758	Rheinmetall AG	858,388
22,185	Springer Nature AG & Co., KGaA	491,049
		6,519,678
	Hong Kong—2.0%
247,308	Prudential plc	3,292,243
	Italy—1.2%
28,467	SOL SpA	1,894,196
	Japan—16.2%
103,690	ADEKA Corp.	2,677,023
59,753	Fuso Chemical Co., Ltd.	1,654,444
223,260	Inaba Denki Sangyo Co., Ltd.	3,739,202
89,190	Koito Manufacturing Co., Ltd.	1,399,107
71,300	Nakanishi, Inc.	1,311,718
48,080	Nifco, Inc.	1,430,049
65,255	Nihon Nohyaku Co., Ltd.	401,909
59,015	Nippon Sanso Holdings Corp.	2,177,228
24,910	Okamoto Industries, Inc.	806,194
12,555	Santec Holdings Corp.	2,054,068
43,165	Shoei Co., Ltd.	470,891
35,805	Shofu, Inc.	445,676
142,920	Subaru Corp.	2,101,700
161,875	Sysmex Corp.	1,464,619
88,120	Taikisha, Ltd.	2,691,991
49,005	Transcosmos, Inc.	1,083,975
	Miscellaneous Securities(a)	591,895
		26,501,689
Shares		Value*
	Mexico—1.6%
15,652	Coca-Cola FEMSA SAB de CV, Sponsored ADR	$1,663,025
279,830	Megacable Holdings SAB de CV	999,773
		2,662,798
	Netherlands—3.0%
37,313	Aalberts NV	1,662,885
41,905	Heineken Holding NV	3,197,991
		4,860,876
	Philippines—0.6%
6,997,100	Alliance Global Group, Inc.	912,120
	Singapore—3.3%
173,282	United Overseas Bank, Ltd.	5,326,601
	South Korea—4.1%
11,120	Dentium Co., Ltd.	284,944
24,303	Hana Financial Group, Inc.	1,797,666
25,483	LG Corp.	1,600,398
14,275	Samsung Electronics Co., Ltd.	3,077,422
		6,760,430
	Sweden—2.6%
13,060	Autoliv, Inc.	1,517,180
66,474	Trelleborg AB, Class B	2,772,111
		4,289,291
	Switzerland—6.8%
32,405	Nestlé SA, Registered	3,337,516
18,683	Novartis AG, Registered	2,931,748
11,010	Roche Holding AG	4,542,401
15,528	Vetropack Holding AG, Registered	346,885
		11,158,550
	United Kingdom—19.9%
325,310	Autotrader Group plc, 144A(b)	2,154,953
60,877	BAE Systems plc	1,489,933
57,730	Berkeley Group Holdings plc(c)	2,680,243
371,955	Breedon Group plc	1,459,310
29,190	Bunzl plc	1,018,926
564,432	CNH Industrial NV	6,338,571
40,702	Computacenter plc	2,308,889
201,529	CVS Group plc	3,137,533
70,793	Diageo plc	1,430,541
129,854	Grafton Group plc	1,552,517
197,085	Inchcape plc	2,016,790
1,504,280	Johnson Service Group plc	3,290,324
587,870	Pets at Home Group plc	1,384,164
2,363,589	Vertu Motors plc	2,321,434
		32,584,128
	United States—2.5%
50,402	Ionis Pharmaceuticals, Inc.(c)	3,996,375

TOTAL COMMON STOCKS (Cost $102,056,515)		148,968,186

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio of Investments
June 30, 2026 (Unaudited)
Shares		Value*

PREFERRED STOCKS—1.1%
	Chile—0.7%
301,231	Embotelladora Andina SA, Class A (Cost $839,197)	$1,179,744
	Germany—0.4%
648	KSB SE & Co., KGaA (Cost $341,191)	636,397

TOTAL PREFERRED STOCKS (Cost $1,180,388)		1,816,141
Shares		Value*

REGISTERED INVESTMENT COMPANY—3.7%
6,056,965	Dreyfus Government Securities Cash Management– Institutional Shares 3.50%(d) (Cost $6,056,965)	$6,056,965
INVESTMENTS IN SECURITIES (Cost $109,293,868)	96.0%	156,841,292
OTHER ASSETS AND LIABILITIES (Net)	4.0	6,518,982
NET ASSETS	100.0%	$163,360,274

*	See Note 1 in Notes to Portfolio of Investments.
(a)
Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of
$591,895 represents 0.4% of the net assets of the Fund.

(b)
The resale of such security is exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $2,154,953, or 1.3% of net assets.

(c)	Non-income producing security.
(d)	Rate disclosed is the 7-day yield at June 30, 2026.

Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne International Value Fund II - Currency Unhedged

Sector Diversification
June 30, 2026 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Chemicals	10.3%
Machinery	6.6
Trading Companies & Distributors	5.0
Pharmaceuticals	4.6
Banks	4.4
Aerospace & Defense	4.1
Food Products	4.0
Beverages	3.9
Health Care Providers & Services	3.3
Air Freight & Logistics	3.2
Containers & Packaging	3.1
Health Care Equipment & Supplies	3.1
Automobile Components	2.9
Information Technology Services	2.8
Gas Utilities	2.7
Insurance	2.5
Biotechnology	2.4
Specialty Retail	2.3
Oil, Gas & Consumable Fuels	2.2
Commercial Services & Supplies	2.0
Technology Hardware, Storage & Peripherals	1.9
Construction & Engineering	1.6
Household Durables	1.6
Hotels, Restaurants & Leisure	1.6
Industrial Conglomerates	1.5
Interactive Media & Services	1.3
Automobiles	1.3
Electronic Equipment, Instruments & Components	1.3
Distributors	1.2
Media	0.9
Construction Materials	0.9
Professional Services	0.7
Total Common Stocks	91.2
Preferred Stocks	1.1
Registered Investment Company	3.7
Other Assets and Liabilities (Net)	4.0
Net Assets	100.0%

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Tweedy, Browne International Value Fund II - Currency Unhedged

Portfolio Composition
June 30, 2026 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	19.9%
Japan	16.2
France	12.5
Switzerland	6.8
Canada	5.4
Germany	4.4
South Korea	4.1
Singapore	3.3
Other Countries(a)	19.7
Money Market Funds and Other Assets and Liabilities (Net)	7.7
Total	100.0%

(a)	“Other Countries” include Belgium, Chile, Finland, Hong Kong, Italy, Mexico, Netherlands, Philippines, Sweden and United States.

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Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2026 (Unaudited)

Shares		Value*
COMMON STOCKS—93.5%
	Belgium—1.4%
468,965	Azelis Group NV	$4,989,040
66,181	Fagron	1,823,520
		6,812,560
	Canada—1.8%
18,010	Lassonde Industries, Inc., Class A	2,729,142
180,543	Winpak, Ltd.	5,525,411
		8,254,553
	China—1.7%
231,680	Baidu, Inc., Class A(a)	3,237,945
1,006,590	Haitian International Holdings, Ltd.	2,406,713
345,561	Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	511,430
2,349,905	Uni-President China Holdings, Ltd.	2,022,668
		8,178,756
	Finland—1.1%
276,019	Kemira Oyj	5,178,545
	France—12.5%
73,222	Alten SA	4,436,880
61,785	Arkema SA	3,895,729
55,905	BioMerieux	4,391,042
39,420	Capgemini SE	3,964,259
231,766	Rubis SCA	8,134,827
31,707	Safran SA	12,506,462
142,526	Sodexo SA	8,253,416
34,075	Teleperformance SE	1,791,286
151,650	TotalEnergies SE	11,795,140
		59,169,041
	Germany—4.1%
190,881	DHL Group	11,588,239
94,730	Fresenius SE & Co., KGaA	4,328,943
1,783	Rheinmetall AG	2,019,138
62,980	Springer Nature AG & Co., KGaA	1,394,017
		19,330,337
	Hong Kong—2.0%
692,967	Prudential plc	9,224,997
	Japan—9.0%
110,975	ADEKA Corp.	2,865,104
172,035	Fuso Chemical Co., Ltd.	4,763,313
37,260	Hosokawa Micron Corp.	1,124,506
73,190	Inaba Denki Sangyo Co., Ltd.	1,225,800
160,830	Koito Manufacturing Co., Ltd.	2,522,911
166,240	Nakanishi, Inc.	3,058,346
86,160	Nifco, Inc.	2,562,667
185,795	Nihon Nohyaku Co., Ltd.	1,144,321
139,680	Nippon Sanso Holdings Corp.	5,153,184
28,005	Okamoto Industries, Inc.	906,361
Shares		Value*
	Japan (continued)
99,420	Shoei Co., Ltd.	$1,084,582
4,045	Shofu, Inc.	50,349
250,250	Subaru Corp.	3,680,034
454,800	Sysmex Corp.	4,114,957
77,040	Taikisha, Ltd.	2,353,506
87,100	Transcosmos, Inc.	1,926,624
99,120	YAMABIKO Corp.	2,302,280
	Miscellaneous Securities(b)	1,707,119
		42,545,964
	Mexico—1.1%
49,610	Coca-Cola FEMSA SAB de CV, Sponsored ADR	5,271,062
	Netherlands—2.8%
113,350	Aalberts NV	5,051,537
107,573	Heineken Holding NV	8,209,463
		13,261,000
	Philippines—0.2%
6,542,900	Alliance Global Group, Inc.	852,912
	Singapore—2.4%
371,712	United Overseas Bank, Ltd.	11,426,239
	South Korea—4.5%
27,774	Dentium Co., Ltd.	711,694
95,475	Hana Financial Group, Inc.	7,062,180
70,858	LG Corp.	4,450,064
41,225	Samsung Electronics Co., Ltd.	8,887,336
		21,111,274
	Sweden—1.6%
26,854	Autoliv, Inc.	3,119,629
111,490	Trelleborg AB, Class B	4,649,377
		7,769,006
	Switzerland—7.6%
111,780	Nestlé SA, ADR	11,478,688
50,749	Novartis AG, Registered	7,963,563
36,998	Roche Holding AG	15,264,284
46,164	Vetropack Holding AG, Registered	1,031,272
		35,737,807
	United Kingdom—15.7%
948,052	Autotrader Group plc, 144A(c)	6,280,185
277,290	BAE Systems plc	6,786,531
53,240	Berkeley Group Holdings plc(a)	2,471,784
1,023,898	Breedon Group plc	4,017,111
85,448	Bunzl plc	2,982,706
1,388,915	CNH Industrial NV	15,597,516
150,005	Computacenter plc	8,509,283
421,886	CVS Group plc	6,568,192
59,900	Diageo plc, Sponsored ADR	4,814,762
223,196	Grafton Group plc	2,668,502
282,425	Inchcape plc	2,890,083

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Tweedy, Browne Value Fund

Portfolio of Investments
June 30, 2026 (Unaudited)
Shares		Value*
	United Kingdom (continued)
3,392,036	Johnson Service Group plc	$7,419,428
1,396,111	Pets at Home Group plc	3,287,201
		74,293,284
	United States—24.0%
21,073	Alphabet, Inc., Class A	7,530,858
1,254	AutoZone, Inc.(a)	4,007,709
76,760	Bank of America Corp.	4,373,785
14	Berkshire Hathaway, Inc., Class A(a)	10,483,900
15,000	Berkshire Hathaway, Inc., Class B(a)	7,505,850
372,000	Envista Holdings Corp.(a)	9,802,200
10,641	FedEx Corp.	3,332,016
2,139	Fedex Freight Holding Co., Inc.(a)	322,989
169,635	Ionis Pharmaceuticals, Inc.(a)	13,450,359
14,885	Jazz Pharmaceuticals plc(a)	3,586,838
22,521	Johnson & Johnson	5,719,658
103,267	Truist Financial Corp.	5,144,762
122,928	U-Haul Holding Co.	7,092,946
24,945	UniFirst Corp.	6,596,955
13,541	Vertex Pharmaceuticals, Inc.(a)	6,726,221
105,081	Wells Fargo & Co.	8,683,894
123,405	Zoetis, Inc.	8,867,883
		113,228,823

TOTAL COMMON STOCKS (Cost $275,967,837)		441,646,160

Shares		Value*

REGISTERED INVESTMENT COMPANY—5.2%
24,504,219	Dreyfus Government Securities Cash Management– Institutional Shares 3.50%(d) (Cost $24,504,219)	$24,504,219
INVESTMENTS IN SECURITIES (Cost $300,472,056)	98.7%	466,150,379

UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.9	4,114,724
OTHER ASSETS AND LIABILITIES (Net)	0.4	1,986,141
NET ASSETS	100.0%	$472,251,244

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Non-income producing security.
(b)
Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of
$1,707,119 represents 0.4% of the net assets of the Fund.

(c)
The resale of such security is exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $6,280,185, or 1.3% of net assets.

(d)	Rate disclosed is the 7-day yield at June 30, 2026.

Abbreviations:
ADR —	American Depositary Receipt

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Tweedy, Browne Value Fund

Sector Diversification
June 30, 2026 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Pharmaceuticals	8.8%
Banks	7.8
Machinery	6.7
Chemicals	5.4
Health Care Equipment & Supplies	4.7
Aerospace & Defense	4.5
Biotechnology	4.3
Beverages	3.9
Financial Services	3.8
Interactive Media & Services	3.6
Information Technology Services	3.6
Food Products	3.4
Air Freight & Logistics	3.2
Commercial Services & Supplies	3.0
Health Care Providers & Services	2.7
Trading Companies & Distributors	2.5
Oil, Gas & Consumable Fuels	2.5
Automobile Components	2.0
Insurance	1.9
Technology Hardware, Storage & Peripherals	1.9
Hotels, Restaurants & Leisure	1.7
Gas Utilities	1.7
Ground Transportation	1.6
Specialty Retail	1.5
Containers & Packaging	1.4
Industrial Conglomerates	1.1
Construction Materials	0.8
Professional Services	0.8
Automobiles	0.8
Distributors	0.6
Household Durables	0.5
Construction & Engineering	0.5
Media	0.3
Total Common Stocks	93.5
Registered Investment Company	5.2
Unrealized Appreciation on Forward Contracts	0.9
Other Assets and Liabilities (Net)	0.4
Net Assets	100.0%

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Tweedy, Browne Value Fund

Portfolio Composition
June 30, 2026 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United States	24.0%
United Kingdom	15.7
France	12.5
Japan	9.0
Switzerland	7.6
South Korea	4.5
Germany	4.1
Netherlands	2.8
Other Countries(a)	13.3
Money Market Funds and Other Assets and Liabilities (Net)(b)	6.5
Total	100.0%

(a)	“Other Countries” include Belgium, Canada, China, Finland, Hong Kong, Mexico, Philippines, Singapore and Sweden.
(b)	Includes Unrealized Appreciation on Forward Contracts (Net)

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Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
June 30, 2026 (Unaudited)

Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/26*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
379,918	Canadian Dollar	NTC	7/31/26	$277,619	$268,165	$(9,454)
192,161	Canadian Dollar	NTC	8/31/26	139,981	135,813	(4,168)
7,238,408	Chinese Yuan	NTC	7/31/26	1,070,761	1,068,550	(2,211)
425,180	European Union Euro	NTC	7/31/26	484,741	486,739	1,998
425,180	European Union Euro	NTC	8/31/26	485,387	487,359	1,972
425,180	European Union Euro	NTC	9/30/26	486,004	487,975	1,971
162,578	Great Britain Pound Sterling	NTC	7/31/26	217,967	215,777	(2,190)
162,578	Great Britain Pound Sterling	NTC	8/28/26	217,940	215,778	(2,162)
3,237,954	Hong Kong Dollar	NTC	7/31/26	413,706	413,379	(327)
3,237,954	Hong Kong Dollar	NTC	8/31/26	414,115	413,848	(267)
995,527	Hong Kong Dollar	NTC	9/30/26	127,360	127,344	(16)
47,628,182	Japanese Yen	NTC	7/31/26	300,860	293,790	(7,070)
47,628,182	Japanese Yen	NTC	8/31/26	301,611	294,501	(7,110)
1,590,931	Mexican Peso	NTC	7/31/26	90,500	90,807	307
1,590,931	Mexican Peso	NTC	8/31/26	90,264	90,583	319
1,590,931	Mexican Peso	NTC	9/30/26	90,039	90,362	323
2,751,721	Philippine Peso	NTC	7/31/26	44,786	44,814	28
2,573,540	Philippine Peso	NTC	8/28/26	41,787	41,886	99
1,417,628	Philippine Peso	NTC	9/30/26	23,073	23,050	(23)
3,489,676,909	South Korean Won	NTC	7/31/26	2,295,049	2,253,512	(41,537)
3,489,676,909	South Korean Won	NTC	8/31/26	2,296,559	2,255,188	(41,371)
104,960	Swiss Franc	NTC	7/31/26	130,185	130,575	390
104,960	Swiss Franc	NTC	8/31/26	130,630	131,005	375
104,960	Swiss Franc	NTC	9/30/26	131,066	131,442	376
TOTAL				$10,301,990	$10,192,242	$(109,748)
FORWARD EXCHANGE CONTRACTS TO SELL(a)
4,175,230	Canadian Dollar	NTC	7/31/26	$(3,062,509)	$(2,947,084)	$115,425
3,987,473	Canadian Dollar	NTC	8/31/26	(2,902,007)	(2,818,221)	83,786
3,795,313	Canadian Dollar	NTC	9/29/26	(2,683,921)	(2,685,979)	(2,058)
7,238,408	Chinese Yuan	NTC	7/31/26	(1,066,756)	(1,068,550)	(1,794)
31,085,532	European Union Euro	NTC	7/31/26	(36,526,125)	(35,586,188)	939,937
31,085,532	European Union Euro	NTC	8/31/26	(36,180,267)	(35,631,542)	548,725
31,085,532	European Union Euro	NTC	9/30/26	(35,517,614)	(35,676,555)	(158,941)
15,836,073	Great Britain Pound Sterling	NTC	7/31/26	(21,375,404)	(21,017,953)	357,451
15,836,073	Great Britain Pound Sterling	NTC	8/28/26	(21,224,117)	(21,018,039)	206,078
15,673,495	Great Britain Pound Sterling	NTC	9/30/26	(20,690,021)	(20,802,850)	(112,829)
23,516,334	Hong Kong Dollar	NTC	7/31/26	(3,011,875)	(3,002,251)	9,624
23,516,335	Hong Kong Dollar	NTC	8/31/26	(3,010,578)	(3,005,654)	4,924
21,273,908	Hong Kong Dollar	NTC	9/30/26	(2,721,477)	(2,721,267)	210
2,370,334,120	Japanese Yen	NTC	7/31/26	(14,969,526)	(14,621,187)	348,339
2,370,334,120	Japanese Yen	NTC	8/31/26	(14,989,746)	(14,656,581)	333,165
2,322,705,939	Japanese Yen	NTC	9/30/26	(14,483,626)	(14,398,034)	85,592
32,052,953	Mexican Peso	NTC	7/31/26	(1,831,783)	(1,829,521)	2,262
32,052,953	Mexican Peso	NTC	8/31/26	(1,831,372)	(1,825,012)	6,360
32,052,953	Mexican Peso	NTC	9/30/26	(1,814,385)	(1,820,544)	(6,159)
20,199,455	Philippine Peso	NTC	7/31/26	(334,335)	(328,968)	5,367
20,021,274	Philippine Peso	NTC	8/28/26	(323,481)	(325,855)	(2,374)
18,865,362	Philippine Peso	NTC	9/30/26	(307,181)	(306,749)	432
4,889,253	Singapore Dollar	NTC	7/31/26	(3,853,261)	(3,788,458)	64,803
4,889,252	Singapore Dollar	NTC	8/31/26	(3,843,041)	(3,796,395)	46,646
4,889,252	Singapore Dollar	NTC	9/30/26	(3,794,631)	(3,804,570)	(9,939)
15,150,667,305	South Korean Won	NTC	7/31/26	(10,241,063)	(9,783,776)	457,287
15,150,667,306	South Korean Won	NTC	8/31/26	(10,044,564)	(9,791,048)	253,516
11,660,990,398	South Korean Won	NTC	9/30/26	(7,608,188)	(7,541,952)	66,236
15,764,686	Swedish Krona	NTC	7/31/26	(1,712,027)	(1,631,717)	80,310
15,764,687	Swedish Krona	NTC	8/31/26	(1,686,549)	(1,634,464)	52,085
15,764,686	Swedish Krona	NTC	9/30/26	(1,630,634)	(1,637,277)	(6,643)

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Tweedy, Browne Value Fund

Schedule of Forward Exchange Contracts
June 30, 2026 (Unaudited)
Contracts		Counter- party	Settlement Date	Contract Value on Origination Date	Value 06/30/26*	Unrealized Appreciation (Depreciation)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
6,352,907	Swiss Franc	NTC	7/31/26	$(8,183,875)	$(7,903,238)	$280,637
6,352,907	Swiss Franc	NTC	8/31/26	(8,135,238)	(7,929,270)	205,968
6,352,907	Swiss Franc	NTC	9/30/26	(7,925,807)	(7,955,763)	(29,956)
TOTAL				$(309,516,984)	$(305,292,512)	$4,224,472
Unrealized Appreciation on Forward Contracts (Net)						$4,114,724

*	See Note 1 in Notes to Portfolio of Investments.
(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
NTC —	Northern Trust Company

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Tweedy, Browne . Buybacks . Dividends + Value Fund

Portfolio of Investments
June 30, 2026 (Unaudited)

Shares		Value*
COMMON STOCKS—95.9%
	Belgium—1.6%
7,175	KBC Group NV	$978,639
	Canada—0.5%
10,205	Winpak, Ltd.	312,318
	China—2.5%
308,710	Haitian International Holdings, Ltd.	738,112
976,845	Uni-President China Holdings, Ltd.	840,814
		1,578,926
	Finland—2.9%
95,220	Kemira Oyj	1,786,475
	France—11.4%
8,826	Arkema SA	556,506
5,260	Capgemini SE	528,970
58,430	Rubis SCA	2,050,852
6,495	Safran SA	2,561,878
18,195	Sodexo SA	1,053,639
5,445	Teleperformance SE	286,238
		7,038,083
	Germany—4.6%
36,145	DHL Group	2,194,335
1,154	Muenchener Rueckversicherungs AG, Registered	644,512
		2,838,847
	Hong Kong—1.5%
222,450	Hang Lung Group, Ltd.	356,848
8,810	Jardine Matheson Holdings, Ltd.	541,815
		898,663
	Japan—8.2%
42,370	ADEKA Corp.	1,093,890
49,105	Isuzu Motors, Ltd.	649,748
17,650	Koito Manufacturing Co., Ltd.	276,872
21,010	Sega Sammy Holdings, Inc.	285,369
49,970	Shoei Co., Ltd.	545,127
64,635	Subaru Corp.	950,486
9,735	Suzuken Co., Ltd.	295,659
30,400	Transcosmos, Inc.	672,438
	Miscellaneous Security(a)	297,652
		5,067,241
	Mexico—3.9%
6,845	Coca-Cola FEMSA SAB de CV, Sponsored ADR	727,281
477,490	Megacable Holdings SAB de CV	1,705,971
		2,433,252
	Netherlands—4.9%
36,370	Aalberts NV	1,620,859
18,400	Heineken Holding NV	1,404,201
		3,025,060
	Philippines—0.5%
290,130	Metropolitan Bank & Trust Co.	307,291
Shares		Value*
	Singapore—5.0%
27,889	DBS Group Holdings, Ltd.	$1,410,136
55,229	United Overseas Bank, Ltd.	1,697,712
		3,107,848
	South Korea—1.9%
1,910	Krafton, Inc.	290,944
9,630	LG Corp.	604,789
53,223	LX Holdings Corp.	252,150
		1,147,883
	Sweden—2.7%
3,000	Autoliv, Inc.	348,510
31,750	Trelleborg AB, Class B	1,324,044
		1,672,554
	Switzerland—12.3%
26,890	Nestlé SA, Registered	2,769,505
14,312	Novartis AG, Registered	2,245,847
6,310	Roche Holding AG	2,603,320
		7,618,672
	United Kingdom—23.2%
51,470	Autotrader Group plc, 144A(b)	340,953
40,276	BAE Systems plc	985,734
6,615	Berkeley Group Holdings plc(c)	307,116
223,580	Breedon Group plc	877,183
47,245	Bunzl plc	1,649,166
192,430	CNH Industrial NV	2,160,989
21,915	Computacenter plc	1,243,165
39,705	CVS Group plc	618,153
68,020	Diageo plc	1,374,506
40,695	Grafton Group plc	486,544
133,180	Inchcape plc	1,362,844
648,860	Johnson Service Group plc	1,419,257
315,729	Pets at Home Group plc	743,397
24,340	Whitbread plc	772,419
		14,341,426
	United States—8.3%
11,435	Alliance Resource Partners LP	274,211
11,200	Bank of America Corp.	638,176
900	Enterprise Products Partners LP	33,084
4,535	Euronet Worldwide, Inc.(c)	331,917
30,645	Truist Financial Corp.	1,526,734
30,030	U.S. Bancorp	1,813,812
32,805	Western Union Co.	252,599
4,040	Zoetis, Inc.	290,314
		5,160,847

TOTAL COMMON STOCKS (Cost $42,225,535)		59,314,025

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne . Buybacks . Dividends + Value Fund

Portfolio of Investments
June 30, 2026 (Unaudited)
Shares		Value*

REGISTERED INVESTMENT COMPANY—3.3%
2,079,904	Dreyfus Government Securities Cash Management– Institutional Shares 3.50%(d) (Cost $2,079,904)	$2,079,904
INVESTMENTS IN SECURITIES (Cost $44,305,439)	99.2%	61,393,929
OTHER ASSETS AND LIABILITIES (Net)	0.8	466,920
NET ASSETS	100.0%	$61,860,849

*	See Note 1 in Notes to Portfolio of Investments.
(a)
Represents one or more issuers where disclosure may be disadvantageous to the Fund’s accumulation or disposition program. The aggregate amount of
$297,652 represents 0.5% of the net assets of the Fund.

(b)
The resale of such security is exempt from registration under Rule 144A of the
Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At June 30, 2026, the value of these securities amounted to $340,953, or 0.6% of net assets.

(c)	Non-income producing security.
(d)	Rate disclosed is the 7-day yield at June 30, 2026.

Abbreviations:
ADR —	American Depositary Receipt

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne . Buybacks . Dividends + Value Fund

Sector Diversification
June 30, 2026 (Unaudited)

Sector Diversification	Percentage of Net Assets
COMMON STOCKS
Banks	13.5%
Machinery	9.4
Pharmaceuticals	8.3
Food Products	5.8
Aerospace & Defense	5.7
Beverages	5.7
Chemicals	5.6
Air Freight & Logistics	3.5
Trading Companies & Distributors	3.5
Information Technology Services	3.3
Gas Utilities	3.3
Hotels, Restaurants & Leisure	3.0
Media	2.8
Automobiles	2.6
Commercial Services & Supplies	2.3
Industrial Conglomerates	2.3
Distributors	2.2
Automobile Components	1.9
Professional Services	1.5
Health Care Providers & Services	1.5
Construction Materials	1.4
Specialty Retail	1.2
Insurance	1.0
Financial Services	0.9
Real Estate Management & Development	0.6
Interactive Media & Services	0.6
Containers & Packaging	0.5
Oil, Gas & Consumable Fuels	0.5
Household Durables	0.5
Entertainment	0.5
Leisure Products	0.5
Total Common Stocks	95.9
Registered Investment Company	3.3
Other Assets and Liabilities (Net)	0.8
Net Assets	100.0%

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne . Buybacks . Dividends + Value Fund

Portfolio Composition
June 30, 2026 (Unaudited)

Portfolio Composition	Percentage of Net Assets
United Kingdom	23.2%
Switzerland	12.3
France	11.4
United States	8.3
Japan	8.2
Singapore	5.0
Netherlands	4.9
Germany	4.6
Other Countries(a)	18
Money Market Funds and Other Assets and Liabilities (Net)	4.1
Total	100.0%

(a)	“Other Countries” include Belgium, Canada, China, Finland, Hong Kong, Mexico, Philippines, South Korea and Sweden.

 SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
1. Valuation and Investment Practices
Portfolio Valuation. Tweedy, Browne Fund Inc. (the “Company”) consists of four series:  Tweedy, Browne International Value Fund; Tweedy, Browne International Value Fund II –  Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne . Buybacks . Dividends + Value Fund (collectively the “Funds”). Under normal circumstances, portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”), unless, in the view of the Valuation Designee (the Investment Adviser has been appointed “Valuation Designee” by the Company’s Board of Directors), such price is not reliable, or there is significant market movement that calls for application of fair value factors provided by a third party, as described below. Under normal circumstances, portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading, unless, in the view of the Valuation Designee, such price is not reliable. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, are valued at fair value as determined in good faith by the Valuation Designee pursuant to the Company’s Valuation Policies and Procedures, which were approved by the Company’s Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sale price does not reflect current market value at the time of valuing the Fund’s assets due to developments since such last price) may be valued at fair value if the Valuation Designee concludes that fair valuation will likely result in a more accurate net asset valuation. The Company has retained a third-party service provider that, under certain circumstances (including certain market movements) selected by the Company, provides fair value pricing for international equity securities whose principal markets are no longer open when the Funds calculate their net asset values. This means that a Fund’s net asset value may be based, at least in part, on prices other than those determined as of the close of the principal market in which such assets trade. The Funds’ use of fair value pricing may cause the net asset value of a Fund’s shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Under normal circumstances, debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Valuation Designee. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, unless the Valuation Designee determines, in good faith, that such value does not represent fair value, in which case the securities will be valued in the same manner as debt securities with a remaining maturity in excess of 60 days or otherwise fair valued. Investments in open-end mutual funds are valued at net asset value (NAV) except that stable NAV money funds held in a cash sweep vehicle will generally be priced at cost ($1).
Fair Value Measurements. The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
• Level 1 − quoted prices in active markets for identical securities
• Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
• Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets carried at fair value as of June 30, 2026. See each Fund’s respective Portfolio of Investments for details on portfolio holdings.

International Value Fund	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Affiliated Exchange Traded Fund	$44,769,974	$44,769,974	$—	$—
Common Stocks	3,806,212,665	3,806,212,665	—	—
Preferred Stocks	44,111,403	44,111,403	—	—
Registered Investment Company	228,311,390	228,311,390	—	—
U.S. Treasury Bill	49,959,722	—	49,959,722	—
Total Investments in Securities	4,173,365,154	4,123,405,432	49,959,722	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	56,354,223	—	56,354,223	—
Liability
Unrealized depreciation of forward exchange contracts	(5,323,870)	—	(5,323,870)	—
Total	$4,224,395,507	$4,123,405,432	$100,990,075	$—

International Value Fund II - Currency Unhedged	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$148,968,186	$148,968,186	$—	$—
Preferred Stocks	1,816,141	1,816,141	—	—
Registered Investment Company	6,056,965	6,056,965	—	—
Total	$156,841,292	$156,841,292	$—	$—

Value Fund	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$441,646,160	$441,646,160	$—	$—
Registered Investment Company	24,504,219	24,504,219	—	—
Total Investments in Securities	466,150,379	466,150,379	—	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,563,323	—	4,563,323	—
Liability
Unrealized depreciation of forward exchange contracts	(448,599)	—	(448,599)	—
Total	$470,265,103	$466,150,379	$4,114,724	$—

Buybacks . Dividends + Value Fund	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$59,314,025	$59,314,025	$—	$—
Registered Investment Company	2,079,904	2,079,904	—	—
Total	$61,393,929	$61,393,929	$—	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio of Investments (Unaudited)
Foreign Currency. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities that result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/depreciation of securities. All other unrealized gains and losses that result from changes in foreign currency exchange rates have been included in net unrealized appreciation/depreciation of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.
Forward Exchange Contracts. International Value Fund and Value Fund enter into forward exchange contracts for hedging purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. A Fund may be required to post collateral with respect to certain “non-deliverable” forward exchange contracts in an unrealized loss position, and may receive collateral from the counterparty for certain non-deliverable forward exchange contracts in an unrealized gain position. Collateral is usually in the form of cash or U.S. Treasury Bills. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by a Fund is held in a segregated account at the Fund’s custodian bank. Collateral received by a Fund is held in escrow in the Fund’s custodian bank.
The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the International Value Fund’s and Value Fund’s investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the hedged currency increase. In addition, the International Value Fund and Value Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.
Securities Transactions. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. In addition, issuers may be deemed affiliated if they are advised by the same investment advisor as the fund or are otherwise under common control. The following chart lists the issuers owned by International Value Fund that may be deemed “affiliated companies”, including those meeting the ownership threshold as well as those advised by the Fund’s Investment Advisor, and reflects transactions that occurred in the securities of such issuers during the three months ended June 30, 2026:

Shares Held at 3/31/26	Name of Issuer†	Value at 3/31/26	Purchase Cost	Sales Proceeds	Value at 6/30/26	Shares Held at 6/30/26	Net Realized Gain (Loss) 4/1/26 6/30/26	Change in Net Unrealized Appreciation (Depreciation) 4/1/26 to 6/30/26
4,180,528	CVS Group PLC	$62,256,351	$—	$—	$65,085,146	4,180,528	$—	$2,828,795
23,996,321	Johnson Service Group PLC	40,377,678	—	—	52,487,345	23,996,321	—	12,109,667
251,390	Lassonde Industries Inc, Class A	40,982,938	—	—	38,094,334	251,390	—	(2,888,604)
63,203	Phoenix Mecano AG, Registered	32,896,520	—	440,170	31,718,391	62,404	18,501	(756,460)
3,669,670	Tweedy Browne International Insider + Value ETF	42,127,811	—	—	44,769,974	3,669,670	—	2,642,163
16,292,379	Vertu Motors PLC	12,439,676	—	—	16,001,804	16,292,379	—	3,562,128
		$231,080,974	$—	$440,170	$248,156,994		$18,501	$17,497,689

†	Issuer countries: United Kingdom, United Kingdom, Canada, Switzerland, United States and United Kingdom, respectively.
None of the other Funds owned 5% or more of the outstanding voting shares of any issuer.